Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(a)	SCT Total for CEO	Compensation Actually Paid to CEO (a)	Avg. Summary Compensation Table Total for Non-CEO NEOs	Avg. Compensation Actually Paid to Non-CEO NEOs (b)	Value of Initial Fixed $100 Investment Based On:		Net Income	Revenue
					Company TSR (c)	Peer Group TSR (SP600-351030) (d)
2024	1,657,620	1,386,522	815,443	689,116	62	53	9,954,000	70,013,000
2023	1,942,005	1,477,766	745,283	488,551	76	110	9,961,000	59,577,000
2022	1,342,852	2,225,216	464,456	826,568	102	117	12,483,000	53,906,000
2021	1,072,271	693,668	554,394	394,518	75	155	9,782,000	46,466,000

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The Company’s CEO, and only principal executive officer, for each of fiscal 2024, 2023, 2022, and 2021 was Shawn O’Connor.The Company’s non-CEO NEOs for fiscal 2024 were Will Frederick, Daniel Szot, John DiBella, Steven Chang, and Dr. Brett Howell. The Company’s non-CEO NEOs for each of fiscal 2023, 2022, and 2021 were Will Frederick, John DiBella, Jill Fiedler-Kelly, and Dr. Brett Howell.
Peer Group Issuers, Footnote	Company total shareholder return (“TSR”) reflects TSR for Simulations Plus, Inc. (ticker: SLP). Peer Group TSR is calculated based on the S&P 600 Health Care Technology Industry Index (“SP600-351030”), which is used for purposes of Item 201(e)(1)(ii) of Regulation S-K under the Exchange Act.
PEO Total Compensation Amount	$ 1,657,620	$ 1,942,005	$ 1,342,852	$ 1,072,271
PEO Actually Paid Compensation Amount	$ 1,386,522	1,477,766	2,225,216	693,668
Adjustment To PEO Compensation, Footnote
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to the total compensation included in the SCT, above, as required by 17 CFR 229.402(v)(3).

The following footnotes (a) and (b) related to each of the following tables for each of the 2024, 2023, 2022, and 2021 fiscal years, respectively:

(a)Represents the grant-date fair value of option awards granted each year.

(b)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. For all option awards, our methodology for calculating the value of options remained consistent between the grant-date fair-value measurement reflected in row one of the above table and the point-in-time fair-value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price of our common stock on the Nasdaq Global Select Market on the applicable date as a basis for fair value.

	2024
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,657,620	815,443
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(990,000)	(391,680)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	1,031,895	412,960
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	(228,235)	(116,472)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	(84,758)	(31,135)
Compensation Actually Paid	1,386,522	689,116

	2023
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,942,005	745,283
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(1,094,440)	(355,693)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	1,218,665	396,066
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	(354,302)	(181,484)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	(234,161)	(115,621)
Compensation Actually Paid	1,477,766	488,551

	2022
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,342,852	464,456
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(600,228)	(99,827)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	1,143,613	248,736
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	303,112	105,661
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	35,867	107,541
Compensation Actually Paid	2,225,216	826,568

	2021
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,072,271	554,394
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(528,040)	(274,445)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	418,298	211,842
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	(292,933)	(142,679)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	24,072	45,406
Compensation Actually Paid	693,668	394,518

Non-PEO NEO Average Total Compensation Amount	$ 815,443	745,283	464,456	554,394
Non-PEO NEO Average Compensation Actually Paid Amount	$ 689,116	488,551	826,568	394,518
Adjustment to Non-PEO NEO Compensation Footnote
To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to the total compensation included in the SCT, above, as required by 17 CFR 229.402(v)(3).

The following footnotes (a) and (b) related to each of the following tables for each of the 2024, 2023, 2022, and 2021 fiscal years, respectively:

(a)Represents the grant-date fair value of option awards granted each year.

(b)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown. For all option awards, our methodology for calculating the value of options remained consistent between the grant-date fair-value measurement reflected in row one of the above table and the point-in-time fair-value measurements reflected in the adjustment rows that follow. In all cases, we use the closing price of our common stock on the Nasdaq Global Select Market on the applicable date as a basis for fair value.

	2024
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,657,620	815,443
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(990,000)	(391,680)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	1,031,895	412,960
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	(228,235)	(116,472)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	(84,758)	(31,135)
Compensation Actually Paid	1,386,522	689,116

	2023
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,942,005	745,283
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(1,094,440)	(355,693)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	1,218,665	396,066
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	(354,302)	(181,484)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	(234,161)	(115,621)
Compensation Actually Paid	1,477,766	488,551

	2022
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,342,852	464,456
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(600,228)	(99,827)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	1,143,613	248,736
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	303,112	105,661
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	35,867	107,541
Compensation Actually Paid	2,225,216	826,568

	2021
	CEO ($)	Average for Non-CEO Named Executive Officers ($)
SCT Total	1,072,271	554,394
Adjustments
Deduction for Amounts Reported Under the “Option Awards” Column in the SCT (a)	(528,040)	(274,445)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End (b)	418,298	211,842
Increase for Fair Value of Awards Granted during year that Vest during year (b)	—	—
Increase/deduction for Change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end (b)	(292,933)	(142,679)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year (b)	24,072	45,406
Compensation Actually Paid	693,668	394,518

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and TSR: CEO and Non-CEO NEOs CAP in millions; Company TSR and Peer TSR in US dollars per share on return on $100 investment.
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income: CEO and non-CEO NEOs CAP in millions; Net Income in millions.
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Revenue: CEO and non-CEO NEOs CAP in millions; Revenue in millions.
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid and TSR: CEO and Non-CEO NEOs CAP in millions; Company TSR and Peer TSR in US dollars per share on return on $100 investment.
Total Shareholder Return Amount	$ 62	76	102	75
Peer Group Total Shareholder Return Amount	53	110	117	155
Net Income (Loss)	$ 9,954,000	$ 9,961,000	$ 12,483,000	$ 9,782,000
Company Selected Measure Amount	70,013,000	59,577,000	53,906,000	46,466,000
PEO Name	Shawn O’Connor.
Additional 402(v) Disclosure	Company is providing this disclosure pursuant to 17 CFR 229.402(v) for the last four fiscal years, instead of five years, and will provide disclosure for an additional year in the next subsequent annual filing in which this disclosure is required.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (990,000)	$ (1,094,440)	$ (600,228)	$ (528,040)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,031,895	1,218,665	1,143,613	418,298
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(228,235)	(354,302)	303,112	(292,933)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,758)	(234,161)	35,867	24,072
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(391,680)	(355,693)	(99,827)	(274,445)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,960	396,066	248,736	211,842
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,472)	(181,484)	105,661	(142,679)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (31,135)	$ (115,621)	$ 107,541	$ 45,406